Provision In Lieu Of Income Taxes (Schedule Of Income Tax Reconciliation) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income before provision in lieu of income taxes			$ 686	$ 685	$ 684
Provision in lieu of income taxes at the U.S. federal statutory rate of 35%			240	240	239
Amortization of investment tax credits - net of deferred tax effect			(2)	(2)	(3)
Amortization (under regulatory accounting) of statutory tax rate changes			(1)	(1)	(1)
Impact of federal statutory rate change 35% to 21%			21
Texas margin tax, net of federal tax benefit			13	13	13
Nontaxable gains on benefit plan investments			(4)
Other, including audit settlements				4	4
Total provision in lieu of income taxes			$ 267	$ 254	$ 252
Effective rate			38.90%	37.10%	36.80%
U.S. federal statutory rate	21.00%		35.00%	35.00%	35.00%
Scenario, Plan [Member]
U.S. federal statutory rate		21.00%